     October 4, 2006

VIA EDGAR, FACSIMILE AND OVERNIGHT COURIER

United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street N.E.
Mail Stop 3651
Washington, D.C. 20549
Attention: Max A. Webb, Assistant Director

RE:	Lone Star Steakhouse & Saloon, Inc. Schedule 14A filed on August 29, 2006 File No. 000-19907

Ladies and Gentlemen:

     On behalf of Lone Star Steakhouse & Saloon, Inc. (the “Company”), transmitted herewith is Amendment No. 1 to the above-referenced filing (“Amendment No. 1”). We acknowledge receipt of the letter of comment dated October 2, 2006 from the Securities and Exchange Commission (the “Commission Letter”) with regard to the above-referenced filing. We have reviewed the Commission Letter with the Company and the following are its responses to the Commission Letter. The Company has promptly responded to the Commission Letter in order to be in a position to finalize proxy materials as soon as possible. The responses are numbered to coincide with the numbering of the comments in the Commission Letter.

Preliminary Proxy Statement

General

1.	In an appropriate place, consider explaining why the transaction is being structured as it is with the shares of subsidiaries being transferred to the purchaser prior to the merger.

1.	The Company has made the requested revision under “The Merger Agreement – Structure of the Transactions” on page 53 of Amendment No. 1.

October 4, 2006

Background of the Transactions, page 20

2.	We note your disclosure of the meeting between your management, the board of directors and North Point in early October 2005. Please disclose the purpose of the meeting, identify who first proposed the meeting, and when this occurred.

2.	The Company has made the requested revisions in the first paragraph under “Background of the Transactions” on page 20 of Amendment No. 1.

3.	Please disclose the when and why North Point and the other nationally recognized investment bank were engaged.

3.	Amendment No. 1 states on page 22 that North Point Advisors LLC was engaged on December 28, 2005. The Company has made the other requested revisions on pages 22 and 23 of Amendment No. 1.

4.	Please provide copies of the information provided to the board in connection with this transaction, including any “board books.”

4.	We are providing, under separate cover of a letter dated the date hereof requesting confidential treatment of such documents, copies of the presentations of North Point Advisors LLC and Thomas Weisel Partners LLC delivered to the Board of Directors of the Company at its special meeting held on August 18, 2006.

Reasons for the Transactions, page 26

5.	Please include a list of the reasons the board considered for not approving the transactions. If it did not consider any, so state.

5.	As set forth under the section entitled “Reasons for the Transactions,” the Board of Directors of the Company considered a number of factors in reaching its decision to approve the proposed transactions and to recommend them to the Company’s stockholders, including a review of various strategic alternatives to the transactions and other factors that may have weighed against approval of the transactions. We respectfully submit that listing these alternatives and other factors again would be duplicative and would not provide additional material information to the Company’s stockholders.

6.	Tell us what role your owned properties played in your determination to sell for the price you will receive. Did you consider any valuation reports for those properties?

6.	The Board of Directors of the Company considered the valuation of its owned properties in connection with potential strategic alternatives considered by it, including a partial sale of the Company’s casual dining concepts and a sale/leaseback of the Company’s real estate holdings, which alternatives the Board determined not to pursue for the reasons described in the proxy statement (see pages 27-28 of Amendment No. 1). The Board did not consider or obtain any valuation reports for the Company’s owned properties in connection with its approval of the transactions.

October 4, 2006

Opinions Delivered to the Board of Directors, page 30

7.	Please note that the comments below may be applicable to both fairness opinions.

7.	The Company notes that the comments below may be applicable to both fairness opinions.

8.	Please tell us the basis for the selection of the discount rate and briefly explain why the North Point or Thomas Weisel Partners believe these ranges are the most appropriate indicators of value.

8.	North Point’s basis for its discount rates was based on the weighted average cost of capital for the Company and other companies used in its selected company analysis. The discount rates used by Thomas Weisel Partners in the discounted cash flow analysis it performed were based on a weighted average cost of capital analysis for the Company and the companies selected by Thomas Weisel Partners for use in the selected public company analysis it performed. North Point and Thomas Weisel Partners has each advised the Company that it is appropriate and customary to use a weighted average cost of capital analysis in selecting discount rates because it reflects the approximate risk inherent in the Company’s operations and in the restaurant industry generally and takes into consideration the average of the costs of multiple sources of financing, including common stock, preferred stock, bonds and other long-term debt, and the complexities and relationship among equity, debt and taxes.

9.	Please describe briefly the characteristics used to select the companies used in the “Selected Companies Analysis.”

9.	The requested revisions have been made on pages 32 and 38 of Amendment No. 1.

Premiums Paid, page 41

10.	Please have the board specially note that the premiums paid on the comparable transactions represented a higher range except for a penny against the one week comparables. Please tell us the reason for this result; consider including a discussion of the reason in the document.

10.	In approving the transactions, the Company’s Board of Directors did not reach separate conclusions with respect to the relative significance or relevance of the multiple analyses performed by either Thomas Weisel Partners or North Point. Rather, the Board reviewed and relied upon Thomas Weisel Partners’ analyses and opinions, and upon North Point’s analyses and opinions, in their totality. Furthermore, we note that other analyses described in the proxy statement produced ranges that were lower than the $27.10 per share consideration in the proposed transaction. We respectfully submit that to single out one analysis would give inappropriate weight to that analysis and not be reflective of the Board’s actual considerations. In addition, it is impracticable to pinpoint the specific reason for the result of the precedent premiums paid analysis performed by Thomas Weisel Partners, as there are any number of factors that could have affected the target companies’ stock prices and negotiations of the premiums paid in the 18 acquisitions reviewed by Thomas Weisel Partners. Accordingly, we respectfully submit that disclosure responsive to this comment is not appropriate.

October 4, 2006

Annex B

11.	Revise the fifth paragraph on B-3 to delete the word “solely” from the first sentence.

11.	North Point Advisors LLC has deleted from its fairness opinion the word “solely” in the referenced paragraph, and the corresponding revision has been made on page B-3 of Amendment No. 1.

     We believe that Amendment No. 1 fully complies with all of the Staff’s comments. The Company would like to file definitive proxy materials as soon as possible to allow stockholders to vote on the transactions in a timely manner. After the Staff has reviewed Amendment No. 1, we would appreciate the Staff’s advice as to whether there are any additional comments.

     Please direct any questions or comments concerning Amendment No. 1 or this response to Steve Wolosky at (212) 451-2333, Michael R. Neidell at (212) 451-2230 or the undersigned at (212) 451-2252.

Very truly yours,

/s/ Kenneth A. Schlesinger

Kenneth A. Schlesinger

Enclosures

cc:	Mr. Jamie B. Coulter Gerald T. Aaron, Esq.

ACKNOWLEDGMENT

     In connection with responding to the comments of the Staff of the Securities and Exchange Commission (the “Commission”) relating to the Schedule 14A filed by Lone Star Steakhouse & Saloon, Inc. on August 29, 2006 (as amended, the “Schedule 14A”), the undersigned acknowledges the following:

•	The undersigned is responsible for the adequacy and accuracy of the disclosure in the Schedule 14A.

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the Schedule 14A.

•	The undersigned may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Dated:      October 4, 2006

LONE STAR STEAKHOUSE & SALOON, INC.

By: /s/ John D. White

Name: John D. White
Title: Executive Vice President